Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Current and Deferred Components of Income Tax (Benefit) Expense

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2010	2011	2012
Current
—PRC	$289	$808	$3,865
—Others	174	1,151	1,112

—Total current income taxes	463	1,959	4,977

Deferred
—PRC	(349)	(983)	(122)
—Others	(402)	(657)	(485)

—Total deferred income taxes	(751)	(1,640)	(607)

Total income tax (benefit) expense	$(288)	$319	$4,370

Principal Components of Group's Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Accrued payroll	$2,666	$1,881
Provision for doubtful accounts	630	246
Net operating loss carry forwards	482	—
Less: Valuation allowance	(1,311)	(212)

Current deferred tax assets, net	2,467	1,915

Non-current deferred tax asset:
Net operating loss carry forwards	4,141	2,537
Less: Valuation allowance	(4,141)	(2,011)

Non-current deferred tax asset, net	—	526

Non-current deferred tax liabilities:
Intangible assets acquired	(1,158)	(937)

Net deferred tax liabilities, net	$(1,158)	$(937)

Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
(Loss) income before provision of income tax	$(3,663)	$19,880	$27,089
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$(916)	$4,970	$6,772
Effect of income tax rate differences in jurisdictions other than the PRC	826	1,944	861
Effect of tax holidays and preferential tax rates	(6,466)	(10,603)	(2,619)
Permanent differences:
Research and development expenses super deduction	(144)	(112)	(362)
Shared-based compensation	2,136	2,333	2,780
Changes in fair value of convertible notes	2,107	(708)	—
Others	192	323	167
Changes in valuation allowances	1,977	2,172	(3,229)

Income tax (benefit) expense	$(288)	$319	$4,370

Provisions for Income Taxes and Net Income Per Share If Tax Holidays Including Tax Exemption and Preferential Tax Rates Granted Were Not Available

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian and Shanghai Kangshi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes expense	$6,178	$10,726	$6,989
Net (loss) income per share — basic	$(0.07)	$0.01	$0.03
Net (loss) income per share — diluted	$(0.07)	$0.01	$0.03